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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-08513
                                                     ---------

                   UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

                              1010 Grand Boulevard

                          Kansas City, MO 64106
                   -----------------------------------

                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.

                              1010 Grand Boulevard

                              Kansas City, MO 64106
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

          Date of reporting period: July 1, 2004 through June 30, 2005
                                    ----------------------------------


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ITEM 1. PROXY VOTING RECORD

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC. VOTING RECORD FOR 7/1/04 TO 3/31/05

For information on the proxy voting record for the UMB Scout Kansas Tax-Exempt Bond Fund, Inc. please see UMB Scout Funds' Form N-PX, file #811-09813, CIK 0001105128, filed on August 11, 2005.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Kansas Tax-Exempt Bond Fund, Inc.


/s/ James L. Moffett
---------------------------
Principal Executive Officer
August 11, 2005